Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expense [Abstract]
2025	$ 444,005	$ 444,005
2026	444,005	444,005
2027	444,005	444,005
2028		444,005
Thereafter		1,181,819
Total	$ 2,835,328	$ 2,957,839	$ 3,620,256